CONVERTIBLE DEBT INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Instruments	Movement of convertible debt instruments

Description	Average nominal rate p.a.	Effective rate (a)	Maturity	December 31, 2024	Funding (b)	Variation of the conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange (c)	Effect of restructuring (b)	December 31, 2025
In foreign currency – US$

Debentures	12.3%	12.3%	Oct-28	1,182,368	84,884	(1,006,544)	(351,581)	(188,780)	405,207	22,097	249,715	397,366
Total in R$				1,182,368	84,884	(1,006,544)	(351,581)	(188,780)	405,207	22,097	249,715	397,366

Current				124,321								88,996
Non-current				1,058,047								308,370

(a)Does not consider the conversion right.

(b)Due to restructuring, the amount refers to the payment of a premium of R$1,428, extinction and reconstitution of the conversion right of R$961,252 and income from extinction and reconstitution of the debt of R$712,965, resulting in the amount of R$249,715, with R$84,884 added relating to the incorporation of fees into the principal, totalized R$334,599, registered on Statements of Operations.

(c)Consider the original exchange rate.

Description	Average nominal rate p.a. (a)	Effective rate p.a (a)	Maturity	December 31, 2023	Variation of the conversion right	Payment of interest	Interest incurred	Foreign currency exchange (b)	December 31, 2024
In foreign currency – US$
Debentures	12.3%	12.3%	Oct-28	1,201,610	(437,035)	(76,382)	273,826	220,349	1,182,368
Total in R$				1,201,610	(437,035)	(76,382)	273,826	220,349	1,182,368

Current				25,807					124,321
Non-current				1,175,803					1,058,047
(a)Does not consider the conversion right.
(b)Consider the original exchange rate.
Schedule of amortization

Description	December 31, 2025	December 31, 2024

2025	—	124,321
2026	88,996	—
2028	308,370	1,058,047
	397,366	1,182,368

Current	88,996	124,321
Non-current	308,370	1,058,047